Financial risks - Disclosure of detailed information about liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risks [Line Items]
Convertible debentures	$ 350,000	$ 350,000
Lease liabilities	0
Revolving credit facility	63,659	$ 19,482
Financial liabilities	413,660
2021 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,915
Revolving credit facility	2,716
Financial liabilities	66,867
2022 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	2,135
Revolving credit facility	2,716
Financial liabilities	316,851
2023 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,920
Revolving credit facility	66,150
Financial liabilities	68,070
2024 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,284
Revolving credit facility	0
Financial liabilities	1,284
2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	6,422
Revolving credit facility	0
Financial liabilities	6,422
Conv. debenture (2016) [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	50,000			$ 50,000
Conv. debenture (2016) [Member] | 2021 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	50,236
Conv. debenture (2016) [Member] | 2022 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debenture (2016) [Member] | 2023 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debenture (2016) [Member] | 2024 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debenture (2016) [Member] | 2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2017) [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	300,000		$ 300,000
Conv. debentures (2017) [Member] | 2021 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	12,000
Conv. debentures (2017) [Member] | 2022 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	312,000
Conv. debentures (2017) [Member] | 2023 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2017) [Member] | 2024 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2017) [Member] | 2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	$ 0